CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME (Parenthetical) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME
Inventory write-down	¥ 35,346	¥ 554,850	¥ 347,498
Shipping and handling expenses	5,239,085	4,508,208	4,632,552
Tax on share of loss of equity method investees	0
Tax on Foreign currency translation	¥ 0	¥ 0	¥ 0